Business combinations and other significant transactions	12 Months Ended
Dec. 31, 2024
Business combinations and other significant transactions
Business combinations and other significant transactions

5 Business combinations and other significant transactions

Acquisitions

In 2024, Eni closed several business combinations acquiring the control of third-party companies with an outlay of €2,060 million, assuming net financial liabilities for €468 million, of which cash and cash equivalents for €265 million.

Exploration & Production

On January 31, 2024, Eni closed the 100% acquisition of the Neptune Energy group, based in the United Kingdom and operating in exploration, development and production of hydrocarbons, mainly natural gas assets, primarily located in Indonesia, Algeria, United Kingdom and Netherlands. The total cash consideration of the transaction amounted to €1,959 million with assumption of: (i) current assets for €476 million; (ii) non-current assets for €3,698 million; (iii) net borrowings for €405 million, of which cash and cash equivalents for €257 million; (iv) current and non-current liabilities for €1,810 million. The price was primarily allocated to proved properties and to unproved mineral interests on a definitive basis without recognition of goodwill.

Plenitude

In 2024, Plenitude finalized minor acquisitions primarily in Spain for a total outlay of €51 million with assumption of net borrowings for €53 million, of which cash and cash equivalents for €8 million. The acquisitions involved companies operating in the renewable energy segment with a total capacity of 305 MW and, in the retail segment, the acquisition of control through the purchase of the residual 49% stake in Enera Conseil SAS. The price allocation of net assets acquired of Enera Conseil SAS was made on a provisional basis with recognition of goodwill for €5 million.

Enilive

On May 31, 2024, Eni finalized the 100% acquisition of the Atenoil group companies, based in Spain, operating 21 refueling stations in the regions of Madrid, Andalusia and Castile-La Mancha. The total cash consideration of the transaction amounted to €50 million with acquisition of: (i) current assets for €5 million; (ii) non-current assets for €37 million; (iii) net borrowings for €10 million; (iv) current and non-current liabilities for €10 million. The price allocation of the net assets acquired was made on a provisional basis with the recognition of goodwill for €28 million.

Information about the definitive purchase price allocation of business combinations made in 2023 is provided in note 27 ‐ Other Information.

Balance sheet values at the acquisition date of the business combinations realized in 2024 are shown in the following table:

(€ million)	Exploration & Production - Neptune Energy Group	Plenitude - Renewables and Retail	Enilive - Atenoil	Total
Cash and cash equivalents	257	8		265
Current financial assets	233			233
Other current assets	476	5	5	486
Current assets	966	13	5	984
Property, plant and equipment	2,501	71	14	2,586
Deferred tax assets	407			407
Other non-current assets	790	57	23	870
Non-current assets	3,698	128	37	3,863
TOTAL ASSETS	4,664	141	42	4,847
Current financial liabilities	45		8	53
Other current liabilities	310	3	6	319
Current liabilities	355	3	14	372
Non-current financial liabilities	850	61	2	913
Provisions	829		1	830
Deferred tax liabilities	586		3	589
Other non-current liabilities	85	2		87
Non-current liabilities	2,350	63	6	2,419
TOTAL LIABILITIES	2,705	66	20	2,791
TOTAL NET ACQUISITIONS	1,959	75	22	2,056
Goodwill		5	28	33
Fair value of investments held before the acquisition of control		(28)		(28)
Non-controlling interest		(1)		(1)
TOTAL CASH CONSIDERATION OF THE TRANSACTION	1,959	51	50	2,060

The acquisitions in 2024 contributed for €758 million to the Group's revenues and for €319 million to the comprehensive income, of which the Neptune group contributed for €689 million and €325 million, respectively. The transaction costs were immaterial.

Divestments

In 2024, Eni divested certain non-strategic oil assets as part of a portfolio analysis resulting in a review of its spending priorities reducing its commitments in development phases of long-lived assets and refocusing on core projects in line the Group’s financial framework of capital discipline, as well as the strategy of creating financially independent entities, geographically focused, aggregating its activities with those of other operators for maximizing synergies and cash generation opportunities. Divestments and transfers of business combination brought in cash proceeds of €1,040 million and acquisition of non-controlling interest in associated companies of €788 million, divesting net financial assets of €101 million of which cash and equivalents of €153 million.

Exploration & Production

On August 22, 2024, Eni finalized the sale onshore oil & gas assets in Nigeria classified as held for sale in the 2023 financial statements. The transaction resulted in the sale of its wholly owned subsidiary Nigerian Agip Oil Co Ltd and the consequent exclusion from the scope of consolidation of net assets and liabilities for €608 million, of which net financial assets for €22 million, and the realization of a capital gain for €371 million.

On October 3, 2024, Eni finalized the business combination with Ithaca Energy Plc of substantially all of its upstream assets in the UK. The combination was settled through the issue to Eni UK of such number of new ordinary shares representing approximately 38.7% of the enlarged issued share capital of Ithaca. The transaction resulted in the loss of control in Eni Elgin/Franklin Ltd, Eni UKCS Ltd, Eni Energy E&P UK Ltd (former Neptune E&P UK Ltd) and Eni Energy E&P UKCS Ltd (former Neptune E&P UKCS Ltd) which were transferred to Ithaca Energy Plc including net assets and liabilities for €670 million, of which net financial assets for €67 million comprising cash and cash equivalents of €103 million, receiving in exchange a non-controlling interest in Ithaca Energy Plc for €788 million with a gain on disposal of €118 million resulting as the difference between the fair value of the interest received and the net book value of the assets transferred limitedly to the share realized with the third party equal to 61.3% (the so-called “downstream transaction” method).

Refining

On September 3, 2024, Eni finalized the 100% sale of the company Eni Ecuador SA and its subsidiary Esain SA, operating in the business of transport, storage, and marketing of LPG. The transaction resulted in the consequent exclusion from the scope of consolidation of net assets and liabilities for €53 million, of which €12 million in cash and equivalents, and a capital gain of €7 million.

Balance sheet values of the divestments and/or business combinations realized in 2024 are shown in the following table:

(€ million)	Exploration & Production - Nigerian Agip Oil Co Ltd	Exploration & Production - Business combination Ithaca Energy Plc	Refining - Eni Ecuador SA	Total
Cash and cash equivalents	38	103	12	153
Other current assets	675	89	38	802
Current assets	713	192	50	955
Property, plant and equipment	806	1,333	18	2,157
Deferred tax assets	86	327		413
Other non-current assets	76	44	5	125
Non-current assets	968	1,704	23	2,695
TOTAL ASSETS	1,681	1,896	73	3,650
Current financial liabilities	10			10
Other current liabilities	509	292	15	816
Current liabilities	519	292	15	826
Non-current financial liabilities	6	36		42
Other non-current liabilities	548	898	5	1,451
Non-current liabilities	554	934	5	1,493
TOTAL LIABILITIES	1,073	1,226	20	2,319
Equity attributable to Eni	608	670	53	1,331
TOTAL EQUITY	608	670	53	1,331
TOTAL LIABILITIES AND EQUITY	1,681	1,896	73	3,650